UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.0%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/16	2,500,000	2,900,050
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	12/1/16	1,000,000	1,180,500
Auburn University,
General Fee Revenue	4.00	6/1/15	1,690,000	1,854,386
Alaska--.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,225,930
Arizona--1.1%
Pima County,
Sewer System Revenue
Obligations	5.00	7/1/16	2,000,000	2,298,460
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/15/14	3,770,000	4,099,687
California--7.9%
California,
GO	5.00	9/1/16	2,500,000	2,901,150
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/15	2,550,000	2,868,571
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/15	2,695,000	3,100,624
California Housing Finance Agency,

Home Mortgage Revenue
(Insured; FGIC)	4.15	8/1/14	3,625,000	3,727,189
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/15	7,335,000	8,237,352
California State Public Works
Board, LR (The Regents of the
Univeristy of California)
(Various Univeristy of
California Projects)	5.00	12/1/15	5,000,000	5,695,100
California State Public Works
Board, LR (Various Capital
Projects)	4.00	10/1/16	2,000,000	2,197,540
Los Angeles County Metropolitan
Transportation Authority,
General Revenue (Union Station
Gateway Project)	5.00	7/1/13	1,150,000	1,204,522
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000	5,473,250
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,185,060
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,581,965
Southern California Public Power
Authority, Transmission
Project Subordinate Revenue
(Southern Transmission Project)	5.00	7/1/14	3,000,000	3,274,740
Southern California Public Power
Authority, Transmission
Project Subordinate Revenue
(Southern Transmission Project)	4.00	7/1/16	2,000,000	2,257,280
Colorado--.1%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	770,625
Connecticut--1.5%
Connecticut,

Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/15	7,500,000	8,615,025
District of Columbia--1.8%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,335,100
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,420,044
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/13	3,300,000	3,484,536
Florida--10.2%
Broward County School Board,
COP (Master Purchase Purchase
Agreement)	5.00	7/1/16	1,500,000	1,708,065
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/15	2,000,000	2,193,900
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000	5,920,860
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000	5,628,750
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,729,475
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	5,375,000	5,868,371
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/14	2,265,000	2,472,904
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,889,715
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa

Project)	4.00	4/1/16	1,250,000	1,335,537
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/13	1,000,000	1,061,130
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company
Project)	5.10	10/1/13	1,855,000	1,872,066
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/15	1,850,000	2,020,903
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,544,789
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/14	3,000,000	3,238,350
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,084,980
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,175,041
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/14	2,000,000	2,165,120
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000	2,571,652
Sarasota County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/14	1,365,000	1,466,351
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000	1,634,805
Tampa,

Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/14	1,715,000		1,829,322
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/15	2,080,000		2,373,883
Georgia--2.4%
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	1/1/14	2,100,000	a	2,255,862
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000		5,693,950
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000		2,906,300
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	1,000,000		1,176,990
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	1,800,000		2,046,384
Hawaii--1.0%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000		6,038,896
Illinois--5.9%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000		4,075,214
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000	a	2,889,000
Chicago,
Passenger Facility Charge
Revenue (Chicago O'Hare

International Airport)	5.00	1/1/15	1,000,000	1,091,310
Cook County,
GO Capital Equipment Bonds	5.00	11/15/13	2,000,000	2,123,120
Illinois,
GO	5.00	1/1/14	1,740,000	1,861,800
Illinois,
GO	5.00	1/1/14	5,560,000	5,876,420
Illinois,
GO	5.00	1/1/15	2,665,000	2,881,531
Illinois,
Sales Tax Revenue	5.00	6/15/14	2,340,000	2,543,510
Illinois,
Sales Tax Revenue	4.00	6/15/16	2,750,000	3,082,145
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,409,972
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	4.00	6/1/13	1,200,000	1,234,800
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/14	3,800,000	4,081,086
Indiana--1.7%
Indiana Finance Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/13	2,045,000	2,173,978
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000	2,246,480
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	1/1/14	2,230,000	2,283,765
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,262,050

Kansas--.4%
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000	2,241,960
Louisiana--1.1%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	5,885,000	6,246,986
Maryland--4.2%
Baltimore County,
GO (Consolidated Public
Improvement)	5.00	11/1/15	5,600,000	6,432,944
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/15	3,435,000	3,911,950
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	6/1/16	7,000,000	8,213,590
Montgomery County,
GO (Consolidated Public
Improvement)	5.00	7/1/16	5,105,000	5,998,222
Massachusetts--2.5%
Massachusetts,
GO (Consolidated Loan)	5.00	12/1/16	5,000,000	5,931,200
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000	2,264,620
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	703,645
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/14	1,300,000	1,421,082
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project

Number 6 Issue)	5.00	7/1/16	3,700,000	4,266,285
Michigan--3.7%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,366,219
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/15	1,000,000	1,088,460
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/16	1,000,000	1,090,940
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	1/15/15	4,300,000	4,785,169
Michigan Finance Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/15	5,000,000	5,713,400
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	2,500,000	2,743,075
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/14	2,500,000	2,698,775
Minnesota--.6%
Saint Paul Independent School
District Number 625, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000	1,515,833
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,801,550
Missouri--1.2%
Missouri Board of Public
Buildings, Special Obligation
Revenue	4.00	10/1/15	3,000,000	3,331,410
Springfield Public Utilities

Board, COP (Lease/Purchase
Agreement)	5.00	12/1/16	3,000,000	3,497,010
Nebraska--.8%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000	4,362,154
Nevada--.9%
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/14	1,000,000	1,088,200
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.50	6/15/14	2,650,000	2,895,337
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000	1,049,230
New Jersey--2.5%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/15	5,000,000	5,630,400
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/14	1,795,000	1,882,793
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000	1,807,723
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	215,000	230,396
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	4,785,000	5,121,194
New Mexico--1.3%
Gallup,
PCR (Tri-State Generation and

Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/14	3,785,000	4,078,640
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,225,180
New York--8.4%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000	1,888,740
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/14	2,120,000	2,346,056
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/1/15	2,750,000	3,147,403
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	2,880,000	3,056,803
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000	5,771,150
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/15	2,645,000	2,997,023
New York City,
GO	5.00	8/1/15	2,000,000	2,256,940
New York City,
GO	5.00	8/1/16	5,725,000	6,656,916
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/15	2,000,000	2,208,760
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	4,105,000	4,366,489
New York City Transitional Finance
Authority, Revenue (New York

City Recovery Bonds)	5.00	11/1/14	3,000,000	3,316,830
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,109,650
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/14	3,535,000	3,815,926
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,777,950
North Carolina--.6%
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,233,370
Ohio--1.1%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,735,880
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,265,000	1,402,075
Oklahoma--1.5%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000	6,487,260
Tulsa County Industrial Authority,
Educational Facilities Lease
Revenue (Broken Arrow Public
Schools Project)	4.00	9/1/15	2,100,000	2,297,253
Oregon--.4%
Oregon,
GO (State Property - Various
Projects)	5.00	5/1/16	1,750,000	2,038,295
Pennsylvania--5.9%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,081,540
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured

Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,083,820
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	3,750,000	4,144,463
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/15	3,400,000	3,797,392
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,107,400
Pennsylvania,
GO	5.00	7/15/14	3,000,000	3,285,870
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,320,948
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	3,500,000	3,786,720
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,807,068
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	6,026,272
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,607,443
Philadelphia School District,
GO	5.00	9/1/15	1,200,000	1,346,208
South Carolina--3.4%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,872,998
Columbia,
Waterworks and Sewer System
Revenue	4.00	2/1/15	1,000,000	1,090,590
Renewable Water Resources,

Sewer System Revenue	5.00	1/1/14	1,000,000	1,066,390
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,068,740
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	3,595,000	3,842,120
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000	10,554,700
Tennessee--1.0%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/14	5,000,000	5,544,350
Texas--9.5%
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,678,080
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/16	1,250,000	1,414,325
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,687,860
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/16	2,115,000	2,444,729
Garland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,815,000	2,030,477
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/14	2,785,000	3,085,251
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/15	2,800,000	3,118,836

Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,625,000	1,817,920
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,579,569
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,427
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,435
Lower Colorado River Authority,
Revenue	5.00	5/15/14	990,000	1,072,021
Lubbock,
Tax and Waterworks System
Surplus Revenue (Certificates
of Obligation)	5.00	2/15/14	3,630,000	3,902,068
Mission Economic Development
Corporation, SWDR (Waste
Management, Inc. Project)	6.00	8/1/13	2,500,000	2,638,050
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000	2,551,037
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	705,000	743,366
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	2,295,000	2,420,284
San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000	3,239,940
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/14	4,835,000	5,255,210

Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000		2,678,475
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000		1,079,160
University of Houston System Board
of Regents, Consolidated
Revenue	5.00	2/15/16	4,415,000		5,092,967
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/15	1,900,000		2,160,433
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/16	1,120,000		1,315,608
Waco,
GO	4.00	2/1/16	1,000,000		1,114,410
Utah--.3%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000		1,624,950
Virginia--3.6%
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/14	1,975,000	a	2,121,111
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	3,195,000		3,756,234
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000		4,649,175
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000		1,562,175
Virginia Public Building

Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000		2,188,240
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000		2,188,240
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000		4,241,528
Washington--4.9%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/15	1,500,000		1,671,540
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000		1,833,467
Greater Wenatchee Regional Events
Center Public Facilities
District, Revenue and Special
Tax BAN	5.25	12/1/11	3,000,000	b	2,775,000
King County,
Sewer Revenue	5.00	1/1/16	5,000,000		5,744,150
Port of Seattle,
Intermediate Lien Revenue	3.00	8/1/15	2,400,000		2,533,080
Port of Seattle,
Limited Tax GO	5.00	12/1/15	1,050,000		1,182,857
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/14	4,500,000		4,832,460
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000		1,672,785
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000		5,851,000
Wisconsin--1.2%
Wisconsin,
GO	5.00	5/1/16	1,500,000		1,745,610
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/14	3,250,000		3,537,040

Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000	1,489,024
U.S. Related--2.9%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000	2,468,636
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,093,240
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	5,000,000	5,292,550
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000	1,825,050
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,332,150
Virgin Islands Public Finance
Authority, Senior Lien Revenue
(Virgin Islands Matching Fund
Loan Notes)	5.00	10/1/13	1,000,000	1,039,680
Total Long-Term Municipal Investments
(cost $560,301,090)				573,272,501
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.2%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)
(cost $1,000,000)	0.18	7/1/12	1,000,000 [c]	1,000,000
Total Investments (cost $561,301,090)			99.3%	574,272,501
Cash and Receivables (Net)			.7%	3,873,375
Net Assets			100.0%	578,145,876

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Non-income producing--security in default.

c Variable rate demand note - rate shown is the interest rate in effect at June 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2012, net unrealized appreciation on investments was $12,971,411 of which $13,378,601 related to appreciated investment securities and $407,190 related to depreciated investment securities. At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	574,272,501	-	574,272,501

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)